As filed with the Securities and Exchange Commission on June 8, 2017
Registration No. 333-201935
Investment Company Act of 1940 File No. 811-23029

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	X
Post-Effective Amendment No. 38	X
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 40	X
(Check Appropriate Box or Boxes)
_________________
PRINCIPAL EXCHANGE-TRADED FUNDS
(Exact Name of Registrant as Specified in Charter)
_________________
711 High Street
Des Moines, IA 50392
(Address of Principal Executive Offices)
515-235-9328
(Registrant’s Telephone Number, including Area Code)
_________________

Name and Address of Agent for Service:	with a copy to:
Adam U. Shaikh	Veena K. Jain
The Principal Financial Group	Drinker Biddle & Reath LLP
Des Moines, IA 50392	191 N. Wacker Drive, Suite 3700
Chicago, IL 60606-1698
_________________
Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b) of Rule 485
XX     on July 7, 2017 pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

XX	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Principal Spectrum Preferred Securities Active ETF
EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 8 as it relates to Principal Spectrum Preferred Securities Active ETF, a series of the Registrant, until July 7, 2017. Parts A, B and C of the Registrant's Post-Effective Amendment No. 8 under the Securities Act of 1933 as it relates to Principal Spectrum Preferred Securities Active ETF, a series of the Registrant, filed on May 23, 2016, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 8th day of June, 2017.

Principal Exchange-Traded Funds
(Registrant)
/s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	June 8, 2017

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	June 8, 2017

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	June 8, 2017

(E. Ballantine)* __________________________ E. Ballantine	Trustee	June 8, 2017

(L. T. Barnes)* __________________________ L. T. Barnes	Trustee	June 8, 2017

(C. Damos)* __________________________ C. Damos	Trustee	June 8, 2017

(N. M. Everett)* __________________________ N. M. Everett	Trustee	June 8, 2017

(M. A. Grimmett)* __________________________ M. A. Grimmett	Trustee	June 8, 2017

(F. S. Hirsch)* __________________________ F. S. Hirsch	Trustee	June 8, 2017

(T. Huang)* __________________________ T. Huang	Trustee	June 8, 2017

(K. McMillan)* __________________________ K. McMillan	Trustee	June 8, 2017

(E. A. Nickels)* __________________________ E. A. Nickels	Trustee	June 8, 2017

*   Pursuant to Power of Attorney appointing M. J. Beer
Previously Filed as Ex-99(j)(ii) on February 6, 2015 (Accession No. 0001572661-15-000008), for E. A. Nickels on October 27, 2015 (Accession No. 0001572661-15-000049)